Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Supplemental disclosure of non-cash transactions:
Conversion of preferred stock into common stock	$ 202,808	$ 11,783	$ 136,644	$ 421,922
Warrants issued for financing costs	0	0	0	690,984
Dividends accrued on preferred stock	20,000	114,474	122,252	20,000
Supplemental disclosure of cash flow information:
Cash paid for interest	122,454	134,549	110,649	494,137
Accounts Payable
Supplemental disclosure of non-cash transactions:
Issuance of common stock	0	0	0	175,000
Preferred Stock Dividends
Supplemental disclosure of non-cash transactions:
Issuance of common stock	591,321	557,153	2,155,315	4,213,264
Interest Income
Supplemental disclosure of non-cash transactions:
Issuance of common stock	0	0	0	2,003,386
Preferred Stock
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	1,076,355	360,733	8,526,135
Common Stock
Supplemental disclosure of non-cash transactions:
Allocation of proceeds to warrants	459,000	0	0	459,000
Convertible notes
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	0	0	9,340,000
Conversion of notes payable into common stock	0	0	0	10,000,000
Bridge notes
Supplemental disclosure of non-cash transactions:
Conversion of notes payable into common stock	$ 0	$ 0	$ 0	$ 534,316